Note 6 - Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Equity [Text Block]
5.	Stockholders’ Equity

Common Stock Transactions

March 2025 Offering. On March 25, 2025, we closed a registered direct offering of 1,350,000 shares of common stock, pre-funded warrants to purchase an aggregate of 2,085,115 shares of common stock, and common warrants to purchase up to 3,435,115 shares of common stock at an exercise price of $1.31 per share. Net proceeds after deducting placement agent commissions and other offering expenses were approximately $4.1 million.

ATM Program. On September 25, 2024, we entered into a Sales Agreement and established an “At-the-Market” continuous offering program (the “ATM Program”), pursuant to which the Company may offer and sell, from time to time through its sales agent, shares of its common stock. During the three months ended March 31, 2025 we sold 1,952,603 shares of our common stock through the ATM Program for net proceeds of approximately $3.8 million, after deducting commissions to the sales agent and other related expenses.

Stock Options

We have stock-based incentive plans (the “Plans”) pursuant to which our Board of Directors may grant stock options and other stock-based awards to our employees, directors and consultants. Including the outstanding stock options, a total of 2,033,648 shares of our common stock are reserved for future issuance pursuant to the Plans. A summary of the Company’s stock option activity during the three months ended March 31, 2025 is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	333,648	$12.71	8.6	$58,500
Stock options granted	805,300	2.48
Outstanding at March 31, 2025	1,138,948	$5.48	9.4	$-
Exercisable at March 31, 2025	117,905	$30.67	6.8	$-

Stock Purchase Warrants

A summary of the Company’s warrant activity during the three months ended March 31, 2025 is presented below.

	Common Warrants
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Pre-Funded Warrants Number of Shares	Total Warrants
Outstanding at December 31, 2024	6,617,747	$5.13	4.6	-	6,617,747
Warrants issued	3,435,115	1.31		2,085,115	5,520,230
Outstanding at March 31, 2025	10,052,862	$2.61	4.8	-	12,137,977

The table below summarizes additional information concerning warrants outstanding as of March 31, 2025.

Issue Date	Number of Shares	Exercise Price	Expiration
September 2020	159,781	$75.00	September 2025
September 2021	6,668	195.00	September 2026
May 2024	1,605,688	1.31	May 2029
July 2024	2,170,000	1.31	January 2030
August 2024	2,675,610	1.31	March 2030
March 2025	2,085,115	0.0001	n/a
March 2025	3,435,115	1.31	June 2030
Outstanding at March 31, 2025	12,137,977

6.	Stockholders’ Equity

Reverse Stock Split and Reduction of Authorized Shares of Common Stock

At a special meeting of our stockholders held on January 16, 2024, our stockholders approved an amendment to our certificate of incorporation to (i) reduce our authorized shares of common stock from 600,000,000 to 150,000,000 and (ii) effect a one-for-fifteen reverse split of our common stock. The amendment to our certificate of incorporation was filed with the Delaware Secretary of State on January 30, 2024 and our common stock began trading on the split-adjusted basis on January 31, 2024. The accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock split.

Common Stock and Warrant Offerings

On May 21, 2024, we closed a registered direct offering of 220,000 shares of common stock and pre-funded warrants to purchase an aggregate of 582,844 shares of common stock (the “May 2024 Pre-Funded Warrants”). In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 1,605,688 shares of common stock at an exercise price of $1.68 per share. Net proceeds after deducting placement agent commissions and other offering expenses were approximately $1.2 million.

On July 12, 2024, we closed a registered direct offering of 458,632 shares of common stock and pre-funded warrants to purchase an aggregate of 626,368 shares of common stock (the “July 2024 Pre-Funded Warrants”). In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 2,170,000 shares of common stock at an exercise price of $2.86 per share. Net proceeds after deducting placement agent commissions and other offering expenses were approximately $2.8 million.

On August 21, 2024, we closed a registered direct offering of 1,360,731 shares of common stock and pre-funded warrants to purchase an aggregate of 339,269 shares of common stock (the “August 21, 2024 Pre-Funded Warrants”). In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 1,700,000 shares of common stock at an exercise price of $5.00 per share. Net proceeds after deducting placement agent commissions and other offering expenses were approximately $7.9 million.

On August 30, 2024, we closed a registered direct offering of 837,500 shares of common stock and pre-funded warrants to purchase an aggregate of 138,110 shares of common stock (the “August 30, 2024 Pre-Funded Warrants”). In a concurrent private placement, we issued common warrants to the purchaser to purchase up to 975,610 shares of common stock at an exercise price of $5.00 per share. Net proceeds after deducting placement agent commissions and other offering expenses were approximately $4.6 million.

On September 25, 2024, we entered into a sales agreement and established an “At-the-Market” continuous offering program (the “ATM Program”), pursuant to which the Company may, from time to time, offer and sell shares of its common stock through its sales agent. The Company’s common stock will be sold at prevailing market prices at the time of the sale and, as a result, prices will vary. The sales agent will be paid a 3% commission on each sale under the ATM Program. During 2024 we sold 2,012,167 shares of our common stock through the ATM Program for net proceeds of approximately $4.9 million.

Warrant Exercises

On December 2, 2023, we entered into a warrant exercise inducement letter with the holder of certain warrants issued during 2022, pursuant to which the holder agreed to fully exercise each warrant (aggregate of 704,499 shares) at a reduced exercise price of $6.21 per share in consideration for our agreement to issue a new warrant (the “December 2023 Warrant”) to purchase 1,408,998 shares of common stock at an exercise price of $6.21 per share. Upon exercise of their existing warrants, at the holder’s direction we issued to them 197,467 shares of common stock and held 507,032 shares in abeyance (in the form of a prefunded warrant, the “December 2023 Pre-Funded Warrants”). Net proceeds to us after deducting placement agent commissions and other offering expenses were approximately $4.1 million. The December 2023 Pre-Funded Warrants were fully exercised during February, March and June 2024.

During June 2024, we issued (i) 582,844 shares of our common stock upon the exercise of the May 2024 Pre-Funded Warrants; (ii) 2,549 shares of our common stock upon the cashless exercise of 4,000 warrants issued in June 2020, and (iii) 826,998 shares of our common stock upon the partial exercise of the December 2023 Warrants, with net cash proceeds to us of approximately $1.4 million.

During July 2024, we issued 626,368 shares of our common stock upon the exercise of the July 2024 Pre-Funded Warrants.

During August 2024, we issued (i) 477,379 shares of our common stock upon the exercise of the August 21, 2024 Pre-Funded Warrants and the August 30, 2024 Pre-Funded Warrants; (ii) 3,398 shares of our common stock upon the cashless exercise of 4,000 warrants issued in June 2020, and (iii) 582,000 shares of our common stock upon the exercise of the remaining December 2023 Warrants, with net cash proceeds to us of approximately $978,000.

Other Common Stock Transactions – During 2024 and 2023 we issued 6,703 and 24,021 shares, respectively, of our common stock pursuant to consulting agreements. During January 2024 we issued 55,422 shares of our common stock for the roundup of fractional shares associated with the reverse stock split.

Common Stock Reserved for Future Issuance – Common stock reserved for future issuance consists of the following at December 31, 2024:

Shares
Stock warrants outstanding	6,617,747
Stock options outstanding	333,648
Stock options authorized for future grants	1,700,000
Total	8,651,395

Stock Options

We have stock-based incentive plans (the “Stock Incentive Plans”) pursuant to which our Board of Directors may grant stock options or other stock awards to our employees, directors and consultants. A total of 2,033,648 shares of our common stock are reserved for future issuance pursuant to the Stock Incentive Plans. The exercise price for any option granted may not be less than fair value (110% of fair value for ISO’s granted to certain employees). Options have a maximum ten-year term.

A summary of the Company’s stock option activity during 2024 is presented below.

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	134,609	$28.41	8.2	$-0-
Granted	200,000	2.23
Exercised	-	-
Forfeited or expired	(961)	30.17
Outstanding at December 31, 2024	333,648	$12.71	8.6	$58,500
Exercisable at December 31, 2024	117,905	$30.67	7.1	$-

Stock Warrants

A summary of the Company’s warrant activity during 2024 is presented below.

	Common Warrants
	Number of Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Pre-Funded Warrants Number of Shares	Total Warrants
Outstanding at December 31, 2023	1,596,781		$14.58	5.0	-	2,103,813
Issued	6,451,298		3.45		1,686,591	8,137,889
Exercised	(1,416,998	)*	1.68		(2,193,623)	(3,610,621)
Forfeited/Expired	(13,334)		89.92		-	(13,334)
Outstanding at December 31, 2024	6,617,747		$5.13	4.6	-	6,617,747
* Includes 8,000 warrants exercised on a cashless basis for 5,947 shares of common stock.

The table below summarizes additional information concerning warrants outstanding as of December 31, 2024.

Issue Date	Number of Shares	Exercise Price	Expiration
September 2020	159,781	$75.00	September 2025
September 2021	6,668	195.00	September 2026
May 2024	1,605,688	1.68	May 2029
July 2024	2,170,000	2.13	January 2030
August 2024	2,675,610	5.00	August 2029
Outstanding at December 31, 2024	6,617,747